Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of foreign currency exchange rates
	December 31, 2020	December 31, 2019
RMB to US$ exchange rate at balance sheets dates,	6.5249	6.9762
	Year Ended December 31,
	2020	2019	2018
Average RMB to US$ exchange rate for each year	6.8976	6.8985	6.6090

Schedule of estimated useful lives of property and equipment
Leasehold improvements	Shorter of the useful lives or the lease term
Machinery and equipment	2 - 3 years
Furniture and office equipment	3 - 5 years

Schedule of estimated useful lives of intangible assets
Software copyrights	20 years
Patent rights	10 years
Other software	5 years

Schedule of segment information
	For the Years Ended December 31,
	2020	2019	2018
Revenues
Sale of medical equipment
Abdominal CPR Compression	301,549	58,750	221,414
Mobile Medicine (sleep apnea diagnostic products)	$21,776	$153,644	$120,930
Provision of OSAS diagnostic services	35,211	171,064	217,042
Total net revenues	358,536	383,458	559,386

Cost of revenue
Sale of medical equipment	(275,465)	(112,942)	(464,918)
Provision of OSAS diagnostic services	(371,188)	(630,802)	(292,983)
	(646,653)	(743,744)	(757,901)

Gross loss
Sale of medical equipment	47,860	99,452	(122,574)
Provision of OSAS diagnostic services	(335,977)	(459,738)	(75,941)
	(288,117)	(360,286)	(198,515)

Depreciation and amortization expense:
Sale of medical equipment	$7,006	$84,371	$535,800
Provision of OSAS diagnostic services	444,878	693,746	291,830
	$451,884	$778,117	$827,630

Capital expenditure
Sale of medical equipment	$-	$-	$16,137
Provision of OSAS diagnostic services	-	-	760,191
	$-	$-	$776,328